UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 15.2%
Australia & New Zealand Banking
Group Ltd.	497,360	$ 11,390,274
BHP Billiton Ltd.	85,433	3,256,487
Brambles Ltd.	872,923	5,302,202
Leighton Holdings Ltd.	183,027	5,857,546
National Australia Bank Ltd.	447,873	10,974,297
Newcrest Mining Ltd.	193,340	7,399,504
QBE Insurance Group Ltd.	335,411	5,601,558
Wesfarmers Ltd., Ordinary Shares	216,048	6,876,210
Woolworths Ltd.	227,324	6,335,588
		62,993,666
Cayman Islands — 1.0%
Sands China Ltd. (a)	2,422,000	4,345,705
China — 10.0%
CNOOC Ltd.	4,026,000	7,814,287
China Construction Bank, Class H	11,054,000	9,661,182
China Mobile Ltd.	1,020,500	10,439,639
China Unicom Ltd.	2,968,000	4,340,258
Huabao International Holdings Ltd.	4,276,000	6,637,840
Industrial and Commercial Bank of
China Ltd.	3,771,000	2,809,228
		41,702,434
Hong Kong — 9.0%
China Resources Power Holdings
Co.	2,274,000	4,887,943
China Vanke Co., Ltd.	4,056,548	5,133,784
Esprit Holdings Ltd.	424,064	2,296,837
Henderson Land Development
Co., Ltd.	850,000	6,039,795
Hutchison Whampoa Ltd.	871,400	8,107,485
Sun Hung Kai Properties Ltd.	269,000	4,628,170
Wharf Holdings Ltd.	958,000	6,144,557
		37,238,571
India — 2.1%
ICICI Bank Ltd.	356,653	8,798,891
Japan — 35.4%
Aisin Seiki Co., Ltd.	167,100	5,229,255
Central Glass Co., Ltd.	756,000	3,013,212
Fuji Media Holdings, Inc.	3,314	4,221,502
Hitachi Ltd.	1,789,000	7,830,618
Isuzu Motors Ltd.	1,646,000	6,368,099
JS Group Corp.	343,200	6,727,580
JX Holdings, Inc.	868,690	5,040,723
Marubeni Corp.	1,234,000	6,977,543
Mitsubishi Gas Chemical Co., Inc.	703,000	4,089,193
Mitsubishi UFJ Financial Group,
Inc.	1,885,800	8,755,576
Murata Manufacturing Co., Ltd.	127,500	6,741,805

Common Stocks	Shares	Value
Japan (concluded)
NTT DoCoMo, Inc.	3,931	$ 6,565,345
Nintendo Co., Ltd.	26,000	6,521,132
Nissan Motor Co., Ltd.	844,500	7,395,636
Nitto Denko Corp.	166,200	6,511,995
Ricoh Co., Ltd.	471,000	6,672,997
Sankyo Co., Ltd.	77,800	4,120,704
Shimachu Co., Ltd.	192,500	3,708,149
Sony Corp.	247,800	7,649,993
Sumitomo Bakelite Co., Ltd.	928,000	4,687,905
Sumitomo Corp.	637,500	8,220,644
Sumitomo Electric Industries Ltd.	269,400	3,285,606
Tokio Marine Holdings, Inc.	199,900	5,391,814
Tokuyama Corp.	406,000	2,064,656
Tokyo Ohka Kogyo Co., Ltd.	194,100	3,463,579
Tokyo Tatemono Co., Ltd.	1,518,000	5,826,339
		147,081,600
Singapore — 2.8%
DBS Group Holdings Ltd.	395,500	4,231,273
Noble Group Ltd.	2,664,000	3,828,594
United Overseas Bank Ltd.	266,000	3,699,410
		11,759,277
South Korea — 8.9%
Hite Brewery Co., Ltd.	14,585	1,625,648
Hyundai Development Co.	240,590	6,369,814
KT Corp.	99,590	3,986,903
LG Electronics, Inc.	51,082	4,302,936
Samsung Electronics Co., Ltd.	16,957	11,547,871
Shinhan Financial Group Co., Ltd.	242,810	9,302,325
		37,135,497
Taiwan — 6.1%
ASUSTeK Computer, Inc.	580,459	4,153,181
AU Optronics Corp.	5,248,000	5,456,687
MediaTek, Inc.	258,619	3,628,991
Quanta Computer, Inc.	2,373,000	3,849,512
Taiwan Semiconductor
Manufacturing Co., Ltd.	2,931,379	5,801,196
Yuanta Financial Holding Co. Ltd.	4,104,000	2,492,921
		25,382,488
Thailand — 1.6%
Kasikornbank PCL	1,631,600	6,653,762
United Kingdom — 3.6%
BHP Billiton Plc	471,131	15,025,514
Total Common Stocks – 95.7%		398,117,405

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar	JPY	Japanese Yen
HKD	Hong Kong Dollar	USD	U.S. Dollar

Schedule of Investments(continued)

BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Structured Notes	Shares	Value
China — 1.0%
UBS AG (Baoshan Iron & Steel Co.,
Ltd.), due 6/18/13	4,122,655	$ 4,081,429
India — 1.9%
Merrill Lynch International & Co.
CV (Larsen & Toubro Ltd.), due
5/18/15	178,223	8,109,770
Total Structured Notes – 2.9%		12,191,199
Total Long-Term Investments
(Cost – $351,377,276) – 98.6%		410,308,604
Short-Term Securities
Money Market Fund – 0.2%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (b)(c)	766,958	766,958
	Par
Time Deposits – 0.4%	(000)
Australia – 0.1%
Brown Brothers Harriman & Co.,
3.43%, 10/01/10	$ 313	299,388
Hong Kong – 0.1%
Brown Brothers Harriman & Co.,
0.01%, 10/01/10	2,755	355,128
Japan – 0.1%
Brown Brothers Harriman & Co.,
0.01%, 10/01/10	57,375	687,302
United Kingdom – 0.1%
Brown Brothers Harriman & Co.,
0.06%, 10/01/10	137	215,844
Total Time Deposits – 0.4%		1,557,662
Total Short-Term Securities
(Cost – $2,324,620) – 0.6%		2,324,620
Total Investments
(Cost – $353,701,896*) – 99.2%		412,633,224
Other Assets Less Liabilities – 0.8%		3,221,979
Net Assets – 100.0%		$ 415,855,203

* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 357,634,993
Gross unrealized appreciation	$ 67,054,347
Gross unrealized depreciation	$ (12,056,116)
Net unrealized appreciation	54,998,231

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Shares Held
	Shares Held		at
	at December		September
Affiliate	31, 2009 Net Activity		30, 2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,175,021	(408,063)	766,958	$ 3,501
(c) Represents the current yield as of report date.

2 BLACKROCK PACIFIC FUND, INC. SEPTEMBER 30, 2010

Schedule of Investments(continued) BlackRock Pacific Fund, Inc.

• Foreign currency exchange contracts as of September 30, 2010 were as follows:
						Unrealized
Currency			Currency		Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	263,316	AUD	271,488	JPMorgan Chase	10/01/10	$ 910
				Deutsche Bank Securities,
USD	199,858	JPY	16,831,476	Inc.	10/01/10	(1,765)
USD	155,320	HKD	1,205,328	JPMorgan Chase	10/04/10	(29)
				Goldman Sachs
USD	429,559	JPY	35,931,992	International	10/04/10	(867)
				State Street Global
HKD	616,359	USD	79,422	Markets, LLC	10/05/10	18
				State Street Global
USD	11,600,000	JPY	974,168,000	Markets, LLC	12/03/10	(76,072)
Total						$ (77,805)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 402,198,834	$ 8,109,770	$ 410,308,604
Short-Term Securities:
Money Market
Fund	$ 766,958	—	—	766,958
Time
Deposits	—	1,557,662	—	1,557,662
Total	$ 766,958	$ 403,756,496	$ 8,109,770	$ 412,633,224
[1] See above Schedule of Investments for values in each country.

BLACKROCK PACIFIC FUND, INC.

SEPTEMBER 30, 2010 3

Schedule of Investments(concluded) BlackRock Pacific Fund, Inc.

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3		Total
Assets:
Foreign Currency
Exchange
Contracts	—	$ 928		—	$ 928
Liabilities:
Foreign Currency
Exchange
Contracts	—	(78,733)		—	(78,733)
Total	—	$ (77,805)		—	$ (77,805)

1 Derivative financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Structured Notes
Asset:
Balance, as of December 31, 2009	--
Accrued discounts/premium	--
Net realized gain (loss)	--
Net change in unrealized	--
appreciation /depreciation[2]
Purchases	--
Sales	--
Transfers in3	$ 8,109,770
Transfers out[3]	--
Balance, as of September 30, 2010	$ 8,109,770

2 The change in unrealized appreciation/depreciation on securities still held at
September 30, 2010 was $0.

3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

4 BLACKROCK PACIFIC FUND, INC.

SEPTEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Pacific Fund, Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 22, 2010